Tax matters - Tax recognized in equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other comprehensive income
Tax recognized in equity, Items not reclassified to profit or loss	€ 60	€ 364	€ (231)
Actuarial gains or (-) losses on defined benefit pension plans	60	364	(231)
Tax recognized in equity, Items that may be reclassified to profit or loss		(694)	448
Cash flow hedges	108	(136)	51
Financial assets available for sale	(97)	(552)	384
Other recognized income and expense of investments in subsidiaries, joint ventures and associates	(11)	(6)	13
Total	60	(330)	217
Debt instruments
Other comprehensive income
Financial assets available for sale	(366)	(368)	418
Equity instruments
Other comprehensive income
Financial assets available for sale	€ 269	€ (184)	€ (34)